Warrant Liabilities	12 Months Ended
Jul. 31, 2020
Warrant Liabilities [Abstract]
Warrant Liabilities

16. Warrant Liabilities

	2017 Unsecured Convertible Debentures Warrants	USD$25,000 Registered Direct Offering	USD$20,000 Registered Direct Offering	Total
Opening balance as at August 1, 2018	$3,130	$—	$—	$3,130
Exercised	(6,367)	—	—	(6,367)
Loss in revaluation of financial instruments	3,730	—	—	3,730
Balance as at July 31, 2019	$493	$—	$—	$493
Issued	—	5,629	3,967	9,596
Exercised	(106)	—	—	(106)
(Gain) in revaluation of financial instruments	(387)	(3,712)	(2,434)	(6,533)
Balance as at July 31, 2020	$—	$1,917	$1,533	$3,450

USD$20,000 Registered Direct Offering - Warrants

On January 21, 2020, the Company closed a registered direct offering with institutional investors for gross proceeds of USD$20,000 (Note 12). Under this offering, the Company issued 5,988,024 common share purchase warrants with an exercise price of USD$2.45 per share with a five year-term. The warrants are classified as a liability because the exercise price is denominated in US dollars, which is different to the functional currency of the Company.

The warrant liability was initially recognized at $3,967 using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:

  stock price of USD$1.45
  expected life of 2.5 years;
  $nil dividends;
  80% volatility based upon historical data;
  risk free interest rate of 1.57%; and
  USD/CAD exchange rate of 1.3116.

Financing costs of $223 were expensed at recognition.

The warrant liability was revalued on July 31, 2020 using the Black-Scholes-Merton option pricing model (Level 2). The warrant liability was revalued to $1,533 (USD$1,144) using the following assumptions:

  stock price of USD$0.68;
  expected life of 2.5 years;
  $nil dividends;
  97% volatility based upon historical data;
  risk-free interest rate of 0.22%; and
  USD/CAD exchange rate of 1.3404.

The gain on the revaluation of the warrant liability during the year ended July 31, 2020 was $2,434 which is recorded in Other income and losses on the consolidated statements of loss and comprehensive loss.

USD$25,000 Registered Direct Offering - Warrants

On December 31, 2019, the Company closed a registered direct offering with institutional investors for gross proceeds of USD$25,000 (Note 12). Under this offering, the Company issued 7,485,032 common share purchase warrants with an exercise price of USD$2.45 per share with a five year-term. The warrants are classified as a liability because the exercise price is denominated in US dollars, which is different to the functional currency of the Company.

The warrant liability was initially recognized at $5,629 using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:

  stock price of USD$1.59;
  expected life of 2.5 years;
  $nil dividends;
  79% volatility based upon historical data;
  risk-free interest rate of 1.71%; and
  USD/CAD exchange rate of 1.2988.

Financing costs of $350 were expensed at recognition.

The warrant liability was revalued on July 31, 2020 using the Black-Scholes-Merton option pricing model (Level 2). The warrant liability was revalued to $1,917 (USD$1,430) using the following assumptions:

  stock price of USD$0.68;
  expected life of 2.5 years;
  $nil dividends;
  97% volatility based upon historical data;
  risk-free interest rate of 0.22%; and
  USD/CAD exchange rate of 1.3404.

The gain on the revaluation of the warrant liability during the year ended July 31, 2020 was $3,712 which is recorded in Other income and losses on the consolidated statements of loss and comprehensive loss.

2017 Unsecured Convertible Debenture - Warrants

During the year ended July 31, 2020, 71,424 warrants were exercised prior to the expiry date of November 14, 2019, for cash proceeds of $72 (USD$54), based on an exercise price of USD$0.76.

The gain on the revaluation of the warrant liability during the year ended July 31, 2020 was $387 which was recorded in Revaluation of financial instruments gain/(loss) on the consolidated statements of loss and comprehensive loss.

During the year ended July 31, 2019, 863,693 warrants were exercised for cash proceeds of $863 (USD$656), based on an exercise price of USD$0.76. On the various dates of exercise, the warrant liability was revalued using the Black-Scholes-Merton option pricing model. Overall, the fair value of the warrants on exercise date was $6,367 (USD$4,819) using the following inputs:

  stock prices ranging from $5.90 to $10.36;
  expected life of 12 months;
  $nil dividends;
  75% volatility based upon comparative market indicators and historical data;
  Risk- free interest rates of 1.55% to 2.35%; and
  USD/CAD exchange rate of various.

The warrant liability was revalued on July 31, 2019 using the Black-Scholes-Merton option pricing model (Level 2). The warrant liability was revalued to $493 (US$375); with a stock price of US$4.24; expected life of 12 months; $nil dividends; 74% volatility based upon historical data; risk-free interest rate of 1.61%; and USD/CAD exchange rate of 1.3148. The loss on the revaluation of the warrant liability for the year ended July 31, 2019 was ($3,730), which is recorded in Revaluation of financial instruments gain/(loss) on the consolidated statements of loss and comprehensive loss.